Capital Stock and Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)			100,000,000		100,000,000		100,000,000
Preferred stock, par value (usd per share)			$ 0.01		$ 0.01
Common stock, shares authorized (in shares)			585,000,000.0		585,000,000.0		585,000,000
Preferred stock, shares issued (in shares)			0		0		0
Stock based compensation expense			$ 0.2	$ 0.2	$ 0.9	$ 0.8
Restricted Stock [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					400,000		300,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value					$ 0.5		$ 0.3
2007 Long-Term Incentive Plan | Stock Options
Class of Stock [Line Items]
Expected volatility rate					48.70%		48.70%
2007 Long-Term Incentive Plan | Non Management Directors | Stock Options
Class of Stock [Line Items]
Stock options granted during period (in shares)	500,000	500,000
Exercise price of stock options granted (usd per share)	$ 1.00	$ 1.22
Term of stock options (in years)					10 years
2007 Long-Term Incentive Plan | Officer | Stock Options
Class of Stock [Line Items]
Stock options granted during period (in shares)	1,400,000						700,000
Exercise price of stock options granted (usd per share)	$ 1.00						$ 1.22
Term of stock options (in years)					10 years
Vesting period (in years)					3 years
Weighted-average grant date fair value of stock options granted (usd per share)					$ 0.35		$ 0.35
Expected life (in years)					5 years		5 years
Dividend yield					3.00%		5.50%
Risk-free interest rate					2.40%		2.60%
Period of historical sata used to calculate expected volatility in year					5 years
2007 Long-Term Incentive Plan | Officers and Certain Subsidiaries Employees | Restricted Stock Units
Class of Stock [Line Items]
Vesting period (in years)					3 years
Common stock, granted (in shares)	600,000						800,000
Common stock aggregate values, granted	$ 0.6						$ 0.9
Conversion basis (in shares)					1
Class A
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			485,000,000		485,000,000		485,000,000
Common Stock, Par or Stated Value Per Share			$ 0.01		$ 0.01
Common Stock, Voting Rights					1
Common stock, shares issued (in shares)			232,000,000		232,000,000		231,600,000
Class A | Restricted Stock Units
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					300,000		200,000
Class A | 2007 Long-Term Incentive Plan | Non Management Directors
Class of Stock [Line Items]
Shares issued in period (in shares)	159,375
Stock issued in period, gross	$ 0.2
Class B
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			100,000,000		100,000,000		100,000,000
Common Stock, Par or Stated Value Per Share			$ 0.01		$ 0.01
Common Stock, Voting Rights					5
Maximum percentage of voting power					49.00%
Common stock, shares issued (in shares)			37,000,000		37,000,000		37,000,000
General and Administrative Expense | Class A | Non Management Director [Member]
Class of Stock [Line Items]
Stock based compensation expense					$ 0.3	$ 0.4